DERIVATIVE FINANCIAL INSTRUMENTS (Detail) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Oct. 01, 2016 USD ($) Item	Jan. 02, 2016 USD ($) Item	Oct. 03, 2015 USD ($)	Jul. 04, 2015 USD ($)	Apr. 04, 2015 USD ($)	Jan. 03, 2015 USD ($)	Sep. 27, 2014 USD ($)	Jun. 28, 2014 USD ($)	Mar. 29, 2014 USD ($)	Oct. 01, 2016 USD ($) Item	Oct. 03, 2015 USD ($)	Jan. 02, 2016 USD ($) Item	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)
Derivative Gain/Loss
Distribution expenses	$ 23,736		$ 24,913							$ 68,744	$ 73,053	$ 96,527	$ 99,329	$ 95,339
Cost of goods sold	264,492		293,038							783,540	891,459	1,158,218	1,227,053	1,144,333
Net income (loss)	22,445	$ 11,687	12,636	$ 2,260	$ 10,529	$ (7,087)	$ (4,176)	$ (13,574)	$ (13,106)	103,143	25,423	37,111	(37,943)	(57,047)
Amount in AOCI related to hedge	$ (329,681)	$ (427,227)				(467,038)				$ (329,681)		$ (427,227)	(467,038)	(427,351)	$ (374,320)
Diesel fuel
Derivative Gain/Loss
Percentage of fuel requirements hedged												60.00%
Hedge instrument period span										12 months		12 months
Number of contracts outstanding | Item	0	0								0		0
Diesel fuel | AOCI - Cash flow hedge
Derivative Gain/Loss
Amount in AOCI related to hedge	$ 0	$ 0								$ 0		$ 0
Natural gas
Derivative Gain/Loss
Percentage of fuel requirements hedged												40.00%
Hedge instrument period span										12 months		12 months
Number of contracts outstanding | Item	0	0								0		0
Natural gas | AOCI - Cash flow hedge
Derivative Gain/Loss
Amount in AOCI related to hedge	$ 0	$ 0								$ 0		$ 0
Commodity swap
Derivative Gain/Loss
Fair value of derivative instruments						2,294							2,294
Commodity swap | AOCI - Cash flow hedge
Derivative Gain/Loss
Gain recognized in OCI											990	2,294	(2,294)
Commodity swap | AOCI - Cash flow hedge | Reclassification adjustment
Derivative Gain/Loss
Net income (loss)			(770)								(2,211)	(3,373)	(151)	21
Commodity swap | Diesel fuel
Derivative Gain/Loss
Fair value of derivative instruments						2,002							2,002
Commodity swap | Diesel fuel | Reclassification adjustment
Derivative Gain/Loss
Distribution expenses			(717)								(1,913)	(2,946)		$ 21
Commodity swap | Diesel fuel | AOCI - Cash flow hedge
Derivative Gain/Loss
Gain recognized in OCI											780	2,002	(2,002)
Commodity swap | Diesel fuel | AOCI - Cash flow hedge | Reclassification adjustment
Derivative Gain/Loss
Distribution expenses													(64)
Commodity swap | Natural gas
Derivative Gain/Loss
Fair value of derivative instruments						$ 292							292
Commodity swap | Natural gas | Reclassification adjustment
Derivative Gain/Loss
Cost of goods sold			$ (53)								(298)	(427)	(87)
Commodity swap | Natural gas | AOCI - Cash flow hedge
Derivative Gain/Loss
Gain recognized in OCI											$ 210	$ 292	$ (292)